Intangible Assets (Details 1) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Intangible Assets Net Excluding Goodwill	$ 146,502,703	$ 94,451,063
2013 [Member]
Intangible Assets Net Excluding Goodwill	8,150,563
2014 [Member]
Intangible Assets Net Excluding Goodwill	16,301,125
2015 [Member]
Intangible Assets Net Excluding Goodwill	16,301,125
2016 [Member]
Intangible Assets Net Excluding Goodwill	16,205,152
2017 [Member]
Intangible Assets Net Excluding Goodwill	16,174,038
Thereafter [Member]
Intangible Assets Net Excluding Goodwill	$ 73,370,700